SUMMARY OF STOCK OPTION (Details) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding, Beginning	74,036	36,000
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.01	$ 0.01
Weighted Average Remaining Contractual Term, Outstanding, Ending	9 years 10 days	9 years 3 months	9 years 9 months
Number of options, Granted	37,500	52,036
Weighted Average Exercise Price, Granted	$ 0.01	$ 0.01
Weighted Average Remaining Contractual Term, Granted	10 years	10 years
Number of options, Forfeited
Weighted Average Exercise Price, Forfeited
Number of options, Exercised	(22,436)	(14,000)
Weighted Average Exercise Price, Exercised	$ 0.01	$ 0.01
Number of options, Outstanding, Ending	89,100	74,036	36,000
Weighted Average Exercise Price, Outstanding, Ending	$ 0.01	$ 0.01	$ 0.01
Number of options, Exercisable	57,850
Weighted Average Exercise Price, Exercisable	$ 0.01
Weighted Average Remaining Contractual Term, Exercisable	8 years 6 months 3 days